Borrowings - Additional Information (Details) $ / shares in Units, kr in Billions																		1 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2023 USD ($)	Jul. 31, 2023 ISK (kr)	Jul. 24, 2023 USD ($)	Dec. 20, 2022 USD ($) tranch	Dec. 09, 2022 USD ($)	Nov. 16, 2022 USD ($) $ / shares	Jul. 12, 2022 USD ($) shares	Jun. 15, 2022 USD ($)	Jun. 01, 2022 USD ($)	Apr. 12, 2022 USD ($)	Apr. 11, 2022 USD ($) Loan	Mar. 31, 2022 USD ($)	Mar. 29, 2022 USD ($)	Mar. 11, 2022 USD ($)	Feb. 22, 2022 USD ($)	Dec. 07, 2021 USD ($) shares	Jun. 24, 2021 USD ($) shares	Mar. 31, 2022 USD ($)	Mar. 29, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 24, 2021 USD ($)	Dec. 31, 2023 USD ($) agreement tranche $ / shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 14, 2023 USD ($)	Aug. 04, 2023 USD ($)	Jan. 25, 2023 USD ($)	Aug. 05, 2022 USD ($)	May 09, 2022 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of bonds | kr		kr 13.0
Bonds issued																						$ 862,544,000	$ 693,328,000
Property, plant and equipment, pledged as security																						$ 127,400,000	122,400,000
Number of tranches				2																		2
Proceeds from new borrowings																						$ 278,831,000	$ 193,678,000	$ 113,821,000
Settlement of related party loans with Ordinary Shares, (in shares) | shares																							5,000,000
Extinguishment of borrowings						$ 63,200,000
Extinguishment of borrowings accrued interest						$ 3,200,000
Borrowings (measured at amortized cost)																						960,159,000	$ 764,570,000	400,911,000
Repayments of borrowings																						99,367,000	34,714,000	$ 37,496,000
Landsbankinn hf
Disclosure of detailed information about borrowings [line items]
Debt instrument face value															$ 8,000,000
Borrowings (measured at amortized cost)																						7,800,000	13,900,000
Landsbankinn hf | Matured On March 2029
Disclosure of detailed information about borrowings [line items]
Debt instrument face value															$ 3,200,000
Borrowings (measured at amortized cost)																						2,500,000	2,900,000
Landsbankinn hf | Matured on August 2029
Disclosure of detailed information about borrowings [line items]
Debt instrument face value																												$ 1,800,000
Borrowings (measured at amortized cost)																						1,600,000	1,800,000
Landsbankinn hf | Matured on august 2030
Disclosure of detailed information about borrowings [line items]
Debt instrument face value																										$ 11,500,000
Borrowings (measured at amortized cost)																						11,000,000
Landsbankinn hf | Matured on March 2024
Disclosure of detailed information about borrowings [line items]
Debt instrument face value																									$ 25,000,000
Borrowings (measured at amortized cost)																									$ 25,000,000
Landsbankinn hf | Matured on March 2024 | Trade receivables
Disclosure of detailed information about borrowings [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities																						25,000,000
Landsbankinn hf | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, variable interest rate															4.95%
Landsbankinn hf | Secured Overnight Financing Rate | Matured On March 2029
Disclosure of detailed information about borrowings [line items]
Borrowings, variable interest rate															4.25%
Landsbankinn hf | Secured Overnight Financing Rate | Matured on august 2030
Disclosure of detailed information about borrowings [line items]
Borrowings, variable interest rate																												4.25%
Landsbankinn hf | Secured Overnight Financing Rate | Matured on March 2024
Disclosure of detailed information about borrowings [line items]
Borrowings, variable interest rate																									3.50%
Other related parties | ATP Holding ehf.
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of bonds	$ 30,000,000
Senior Bond Warrants
Disclosure of detailed information about borrowings [line items]
Warrants issuable as a percentage of fully diluted ordinary shares						1.00%
Senior Bonds
Disclosure of detailed information about borrowings [line items]
Bonds issued																						549,411,000	$ 530,506,000
Property, plant and equipment, pledged as security																						$ 600,000,000
Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																						12.73%	12.41%	14.83%
Convertible Bond
Disclosure of detailed information about borrowings [line items]
Borrowings redemption conversion price (in dollars per share) | $ / shares																						$ 10.00
Senior Bonds
Disclosure of detailed information about borrowings [line items]
Bonds issued																						$ 549,411,000	$ 530,506,000
Borrowings (measured at amortized cost)																						549,411,000	530,506,000	$ 394,129,000
Tranche A Convertible Debt
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of bonds	100,000,000
Debt instrument face value				$ 59,100,000
Bonds issued																						107,100,000
Borrowings, interest rate				15.00%
Proceeds from new borrowings				$ 3,500,000
Borrowings conversion feature fair value	$ 45,600,000			24,900,000
Tranche B Convertible Debt
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of bonds			$ 40,000,000
Debt instrument face value				$ 600,000
Bonds issued																						48,800,000
Borrowings, interest rate				12.50%
Debt instruments issued																											$ 10,000,000
Financial liabilities, at fair value			$ 3,900,000																								$ 1,400,000
Aztiq Convertible Bond
Disclosure of detailed information about borrowings [line items]
Debt instrument face value						$ 80,000,000
Bonds issued																						80,663,000	65,793,000
Borrowings, interest rate						12.50%
Borrowings redemption conversion price (in dollars per share) | $ / shares						$ 10.00
Aztiq Convertible Bond | Aztiq
Disclosure of detailed information about borrowings [line items]
Bonds issued																						15,100,000
Aztiq Convertible Bond | Financial liabilities at amortised cost, category
Disclosure of detailed information about borrowings [line items]
Debt instrument face value						$ 64,000,000
Aztiq Convertible Bond | Aztiq Conversion Feature
Disclosure of detailed information about borrowings [line items]
Debt instrument face value						16,000,000
Aztiq Facility Loans
Disclosure of detailed information about borrowings [line items]
Asset acquisition consideration loans assumed						30,000,000
Alvogen Facility
Disclosure of detailed information about borrowings [line items]
Proceeds from new borrowings								$ 50,000,000											$ 25,000,000
Borrowings repurchased face amount							$ 25,000,000
Settlement of related party loans with Ordinary Shares, (in shares) | shares							2,500,000
Borrowings (measured at amortized cost)																						76,556,000	64,588,000	0
Loans received																						$ 76,556,000	64,588,000
Alvogen Facility | Borrowings Tranche One
Disclosure of detailed information about borrowings [line items]
Proceeds from new borrowings															$ 15,000,000
Alvogen Facility | Borrowings Tranche Two
Disclosure of detailed information about borrowings [line items]
Proceeds from new borrowings													$ 10,000,000
Aztiq Facility
Disclosure of detailed information about borrowings [line items]
Proceeds from new borrowings																		$ 25,000,000
Borrowings repurchased face amount							$ 25,000,000
Settlement of related party loans with Ordinary Shares, (in shares) | shares							2,500,000
Aztiq Facility | Borrowings Tranche One
Disclosure of detailed information about borrowings [line items]
Proceeds from new borrowings														$ 15,000,000
Aztiq Facility | Borrowings Tranche Two
Disclosure of detailed information about borrowings [line items]
Proceeds from new borrowings												$ 10,000,000
Alvogen Facility and Aztiq Facility
Disclosure of detailed information about borrowings [line items]
Borrowings repurchased face amount							$ 50,000,000
Settlement of related party loans with Ordinary Shares							$ 32,200,000
Alvogen Loan
Disclosure of detailed information about borrowings [line items]
Debt instrument face value									$ 20,000,000		$ 40,000,000
Borrowings, interest rate									10.00%		10.00%
Number of separate installments | Loan											2
Loan agreement
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate									10.00%
Proceeds from new borrowings									$ 20,000,000	$ 20,000,000	$ 20,000,000
Aggregate borrowings indebtedness																													$ 40,000,000
Alvogen Subordinated Loan
Disclosure of detailed information about borrowings [line items]
Debt instrument face value						$ 63,300,000
Borrowings, interest rate						17.50%
Proceeds from new borrowings						$ 50,000,000
Interest payable						3,300,000
Borrowings (measured at amortized cost)						$ 113,200,000
Repayments of borrowings				$ 50,000,000
Alvogen Loan Warrants
Disclosure of detailed information about borrowings [line items]
Percnetage of warrants issued representing fully diluted ordinary share						4.00%
Borrowings (measured at amortized cost)						$ 1,300,000
Facility Loans | Final Maturity in December 2029 | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, variable interest rate																						4.75%
Facility Loans | Final Maturity in December 2027 | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, variable interest rate																						3.75%
Facility Loans | Arion banki hf
Disclosure of detailed information about borrowings [line items]
Borrowings repurchase amount					$ 30,900,000
Facility Loans | Landsbankinn hf
Disclosure of detailed information about borrowings [line items]
Debt instrument face value					48,800,000
Borrowings (measured at amortized cost)																						$ 48,500,000
Number of loans | agreement																						2
Proceeds from borrowings net of transaction costs					$ 17,200,000
Facility Loans | Bottom of range | Landsbankinn hf
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					8.30%
Facility Loans | Top of range | Landsbankinn hf
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					9.30%
Other Borrowings Financial Institution | USD SOFR
Disclosure of detailed information about borrowings [line items]
Debt instrument face value																														$ 25,900,000
Borrowings (measured at amortized cost)																						$ 500,000	$ 3,200,000
Borrowings, variable interest rate																						4.95%
Convertible Bond Agreement Two Thousand And Eighteen | Convertible Bond
Disclosure of detailed information about borrowings [line items]
Repayment of bonds																	$ 55,300,000
Premium payment on bonds																	6,100,000
Extension premium to bond holders																	8,100,000
Additional extension premium to bondholders																	2,600,000
Prepayment penalty percentage on bonds																							2.00%
Convertible Bond Agreement Two Thousand And Eighteen | Convertible Bond | Amendment To Outstanding Bonds January To June Two Thousand And Twenty Two
Disclosure of detailed information about borrowings [line items]
Gain losses recognized in profit or loss excluding exchange differences fair value measurement liabilities																				$ 6,500,000
Minimum amount of restricted cash to be maintained																				25,000,000.0
Convertible Bond Agreement Two Thousand And Eighteen | Convertible Bond | Amendment To Outstanding Bonds January To June Two Thousand And Twenty Two | Consent Fees To Bondholders
Disclosure of detailed information about borrowings [line items]
Consent fees to bond holders																				$ 7,400,000
Convertible Bond Agreement Two Thousand And Eighteen | Convertible Bond | Amendment To Outstanding Bonds January To June Two Thousand And Twenty Two | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																				7.50%
Convertible Bond Agreement Two Thousand And Eighteen | Convertible Bond | Amendment To Outstanding Bonds January To June Two Thousand And Twenty Two | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																				10.00%
Convertible Bond Agreement Two Thousand And Eighteen | Convertible Bond | Amendment To Outstanding Bonds November Sixteenth Two Thousand And Twenty Two
Disclosure of detailed information about borrowings [line items]
Gain (loss) on extinguishment of debt including change in fair value																							$ 40,900,000
Transaction costs																							12,100,000
Carrying value of debt extinguished																							440,100,000
Accrued interest on debt extiguished																							4,800,000
Net cash proceeds from the transaction																							57,900,000
Recognition of derivative liabilities at fair value																							15,400,000
Convertible Bond Agreement Two Thousand And Eighteen | Convertible Bond | Amendment To Outstanding Bonds November Sixteenth Two Thousand And Twenty Two | Contingently Issuable Penny Warrants
Disclosure of detailed information about borrowings [line items]
Class of warrants or rights exercise price per share (in dollars per share) | $ / shares						$ 0.01
Convertible Bond Agreement Two Thousand And Eighteen | Convertible Bond | Amendment To Outstanding Bonds November Sixteenth Two Thousand And Twenty Two | Contingently Issuable Penny Warrants | Tranche A
Disclosure of detailed information about borrowings [line items]
Warrants issuable as a percentage of fully diluted ordinary shares						1.50%
Convertible Bond Agreement Two Thousand And Eighteen | Convertible Bond | Amendment To Outstanding Bonds November Sixteenth Two Thousand And Twenty Two | Contingently Issuable Penny Warrants | Tranche B
Disclosure of detailed information about borrowings [line items]
Warrants issuable as a percentage of fully diluted ordinary shares						1.00%
Convertible Bond Agreement Two Thousand And Eighteen | Convertible Bond | Amendment To Outstanding Bonds November Sixteenth Two Thousand And Twenty Two | Senior Bond Interest Rate Feature (included in other current assets)
Disclosure of detailed information about borrowings [line items]
Recognition of derivative asset																							4,600,000
Convertible Bond Agreement Two Thousand And Eighteen | Convertible Bond | Amendment To Outstanding Bonds November Sixteenth Two Thousand And Twenty Two | Senior Bond Warrants
Disclosure of detailed information about borrowings [line items]
Recognition of derivative liabilities at fair value																							528,200,000
Convertible Bond Agreement Two Thousand And Eighteen | Convertible Bond | Amendment To Outstanding Bonds November Sixteenth Two Thousand And Twenty Two | Before The Terms Of The Second Amendment
Disclosure of detailed information about borrowings [line items]
Debt instrument face value						$ 455,700,000
Convertible Bond Agreement Two Thousand And Eighteen | Convertible Bond | Amendment To Outstanding Bonds November Sixteenth Two Thousand And Twenty Two | After The Terms Of The Second Amendment
Disclosure of detailed information about borrowings [line items]
Debt instrument face value						$ 525,700,000
Convertible Bond Agreement Two Thousand And Eighteen | Convertible Bond | Amendment To Outstanding Bonds November Sixteenth Two Thousand And Twenty Two | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						10.75%
Convertible Bond Agreement Two Thousand And Eighteen | Convertible Bond | Amendment To Outstanding Bonds November Sixteenth Two Thousand And Twenty Two | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						12.00%
Convertible Bond Agreement Two Thousand And Eighteen | Convertible Bond | Principal Component
Disclosure of detailed information about borrowings [line items]
Bonds issued																								363,100,000
Convertible Bond Agreement Two Thousand And Eighteen | Convertible Bond | Interest Component
Disclosure of detailed information about borrowings [line items]
Bonds issued																								31,000,000
Convertible Bond Agreement Two Thousand And Eighteen | Convertible Bond | Issued To A New Bond Holder
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of bonds																	113,800,000
Convertible Bond Agreement Two Thousand And Eighteen | Convertible Bond | Issued To The Existing Noteholder
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of bonds																	113,800,000
Convertible Bond Agreement Two Thousand And Eighteen | Convertible Bond | Issued To The Existing And A New Bond Holder
Disclosure of detailed information about borrowings [line items]
Issues fair value measurement liabilities																	358,800,000
Debt instrument face value																	$ 397,400,000				$ 397,400,000
Convertible Bond Agreement Two Thousand And Eighteen | Convertible Bond | Substantial Modification Of Convertible Bonds And Derivative Liabilities
Disclosure of detailed information about borrowings [line items]
Fair value changes, including accretion																					$ 0
Gain losses recognized in profit or loss excluding exchange differences fair value measurement liabilities																							$ 2,600,000
Convertible Bond Agreement Two Thousand And Eighteen | Convertible Bond | Reduction In Interest Rate If Additional Shares Are Issued Within Six Months | Amendment To Outstanding Bonds January To June Two Thousand And Twenty Two
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																				7.50%
Shares issuance period for interest decrease																	6 months
Convertible Bond Agreement Two Thousand And Eighteen | Convertible Bond | Increase In The Face Value Of The Bonds | Amendment To Outstanding Bonds November Sixteenth Two Thousand And Twenty Two
Disclosure of detailed information about borrowings [line items]
Debt instrument face value						$ 70,000,000
Class A Shareholders | BCA Framework Agreement | Convertible Ordinary Shares | Ordinary Shares
Disclosure of detailed information about borrowings [line items]
Stock shares issued during the period exercise of warrants (in shares) | shares																1,522,103
Public warrants exercised																$ 101,300,000
Stock shares issued during the period conversion of convertible securities (in shares) | shares																2,306,555
Issue of convertible instruments																$ 166,800,000
Class A Shareholders | BCA Framework Agreement | Convertible Ordinary Shares | Ordinary Shares | Payment Of In Kind Accrued Interest As A Result Of Warrant Exercise
Disclosure of detailed information about borrowings [line items]
Stock shares issued during the period exercise of warrants (in shares) | shares																1,137,248
Public warrants exercised																$ 73,700,000
Class A Shareholders | BCA Framework Agreement | Convertible Shareholder Loan | Ordinary Shares
Disclosure of detailed information about borrowings [line items]
Gain loss on extinguishment of debt																								149,200,000
Class A Shareholders | BCA Framework Agreement | Convertible Shareholder Loan | Ordinary Shares | Finance Income
Disclosure of detailed information about borrowings [line items]
Fair value changes, including accretion																								$ 48,700,000
Class A Shareholders | Convertible Bond Agreement Two Thousand And Eighteen | Convertible Bond | Ordinary Shares
Disclosure of detailed information about borrowings [line items]
Stock shares issued during the period conversion of convertible securities (in shares) | shares																	455,687
Class A Shareholders | Convertible Bond Agreement Two Thousand And Eighteen | Convertible Bond | Ordinary Shares | Principal And Accrued Interest Component.
Disclosure of detailed information about borrowings [line items]
Issue of convertible instruments																	$ 100,700,000
Conversion period prior to extinguishment																	14 days
Prepayment period with additional premium																	3 years
Class A Shareholders | Convertible Bond Agreement Two Thousand And Eighteen | Convertible Bond | Ordinary Shares | Premium Component
Disclosure of detailed information about borrowings [line items]
Issue of convertible instruments																	$ 4,800,000